CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit).	Accumulated Other Comprehensive (loss) income	Total
Balance at Dec. 31, 2018	$ 14,333	$ 861,301	$ 74,956	$ (145,972)	$ (76,898)	$ 727,720
Balance, Shares at Dec. 31, 2018	14,333,334
Net income (loss) for the year	$ 0	0	0	946,535	0	946,535
Appropriation of statutory reserves	0	0	79,495	(79,495)	0
Foreign currency translation gain (loss)	0	0	0	0	(21,436)	(21,436)
Balance at Dec. 31, 2019	$ 14,333	861,301	154,451	721,068	(98,334)	1,652,819
Balance, shares at Dec. 31, 2019	14,333,334
Net income (loss) for the year	$ 0	0	0	(780,600)	0	(780,600)
Appropriation of statutory reserves						0
Foreign currency translation gain (loss)	0	0	0	0	59,707	59,707
Balance at Dec. 31, 2020	$ 14,333	861,301	154,451	(59,532)	(38,627)	$ 931,926
Balance, shares at Dec. 31, 2020	14,333,334
Issuance of ordinary shares (in shares)						1,000,000
Net income (loss) for the year	$ 0	0	0	(671,074)	0	$ (671,074)
Appropriation of statutory reserves						0
Foreign currency translation gain (loss)	0	0	0	0	17,430	17,430
Balance at Dec. 31, 2021	$ 14,333	$ 861,301	$ 154,451	$ (730,606)	$ (21,197)	$ 278,282
Balance, shares at Dec. 31, 2021	14,333,334